Cash and cash equivalents	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	87,265	573,318
Cash	56,956	16,385
Cash and cash equivalents	144,221	589,703
Cash equivalents mainly include term deposits with short-term maturities and highly liquid investments in mutual funds as of
December 31, 2024 and September 30, 2025. As of September 30, 2025, cash equivalents include the invested proceeds from the
Offering.
As of December 31, 2024 and September 30, 2025, in addition to the Group’s bank accounts, cash includes notice accounts amounting to €44,239 thousand and €15,169 thousand respectively. These funds are available on demand within 24 hours and without penalty.
As of December 31, 2024 and September 30, 2025, the impact of the revaluation of cash and cash equivalents held in U.S. dollars into the Company's functional currency is a net financial gain of €2,035 thousand and a net financial loss of €8,297 thousand, respectively.